Basis of Presentation and Summary of Significant Accounting Policies (Details) - USD ($)		3 Months Ended			6 Months Ended
	Jan. 08, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2021
Cash equivalents				$ 0
Net loss		$ (3,586,220)	$ (6,192,529)	(5,635)	$ (9,778,749)
Unrecognized tax benefits		0		0	0
Unrecognized tax benefits accrued for interest and penalties		0		0	0
Deferred tax asset		928,000			928,000
Federal depository insurance coverage		250,000		$ 250,000	250,000
Offering costs related to warrant liabilities	$ 828,000
Class B Common Stock
Net loss		$ (3,586,220)			$ (9,778,749)
Common shares, par value, (per share)		$ 0.0001		$ 0.0001	$ 0.0001
Class A Common Stock
Temporary equity outstanding		35,236,895		0	35,236,895
Class A common stock subject to possible redemption, outstanding (in shares)		35,236,895		0	35,236,895
Common shares, par value, (per share)	$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001